Cover	Jan. 15, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Embark Technology, Inc., formerly known as Northern Genesis Acquisition Corp. II (the “Company”) is filing this Amendment No. 1 to its Current Report on this Form 8-K/A for the Initial Public Offering date of January 15, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 22, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of January 15, 2021 on Form 8-K, as further described below. This amended and restated report on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this Amendment No. 1 on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K. The Company is filing this First Amendment on Form 8-K/A to reflect a restatement of the Company’s audited balance sheet as of January 15, 2021, to correct errors in the Company’s classification of public shares as permanent equity as further described below.
Document Period End Date	Jan. 15, 2021
Entity File Number	001-39881
Entity Registrant Name	EMBARK TECHNOLOGY, INC.
Entity Central Index Key	0001827980
Entity Tax Identification Number	85-3343695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	424 Townsend St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	816
Local Phone Number	983-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EMBK
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	EMBKW
Security Exchange Name	NASDAQ